Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses	$ 5,397	$ 4,115
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	2,633,208	2,653,208
Common stock, shares outstanding	2,633,208	2,653,208
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, liquidation value	$ 1,000	$ 1,000
Preferred stock, shares outstanding	6,514	6,514
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, liquidation value	$ 1,000	$ 1,000
Preferred stock, shares outstanding	326	326